Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

25.	Commitments and contingencies

(a)	Operating commitments
As of December 31, 2021, future minimum payments under
non-cancelable
agreements consist of the following,

Operating commitments
RMB
2022	8,033
2023	4,999
2024	1,127
2025 and thereafter	225

14,384

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use
assets and lease liabilities.

(b)	Purchase obligations
In 2021, the Group signed a contract to purchase an exclusive license for broadcasting League of Legends matches from a fellow subsidiary of Tencent during the period from 2021 to 2025 at an aggregate purchase price of RMB2,013 million. The unpaid purchase price was RMB1,640 million as of December 31, 2021.

(c)	Capital and other commitments
As of December 31, 2021, capital expenditures contracted for are analyzed as follows:

Capital commitments
RMB
Construction in progress	59,612
Investments	30,000

89,612

(d)	Legal proceedings
As of December 31, 2021, the Group involved in a few cases related to unfair competition in live streaming broadcasters recruitment. These cases were pending in various courts.
As of the date of issuance of the financial statements, these remaining lawsuits were still pending and the Group was not able to make a reliable estimate of the potential loss, if any.